Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Lease Settlement Agreement [Member] | Manoa Innovation Center [Member]
Rent expenses	$ 29,690	$ 32,049